Income Taxes - Reconciliation of Federal Income Tax Statutory Rate and Effective Tax Rate (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal income tax statutory rate			35.00%	35.00%	35.00%
Federal valuation allowance			0.00%	(35.00%)	(35.00%)
Income not subject to federal income tax			(35.00%)	(0.00%)	(0.00%)
State taxes			6.00%	0.00%	0.00%
Effective tax rate	3.30%	2.80%	6.00%	0.00%	0.00%